Schedule of Financial Information of Subsidiaries with Non-controlling Interests (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 9,374,817	$ 3,478,703
Non-current assets	103,167,315	103,767,318
Total assets	112,542,132	107,246,021
Current liabilities	2,686,276	3,210,032
Total liabilities	2,686,276	8,862,289
Expenses	(7,498,674)	(6,410,292)	$ (5,528,200)
Loss before income tax expense	(11,099,171)	(16,389,292)	(11,571,240)
Income tax expense
Loss After Income Tax Expense for the Year	(11,099,171)	(16,389,292)	(11,571,240)
Other comprehensive income/(loss)	588,185	61,491	1,941,562
Total comprehensive income/(loss)	(10,510,986)	(16,327,801)	(9,629,678)
Net cash used in operating activities	(7,640,379)	(3,666,768)	(3,083,677)
Net cash used in investing activities	4,121,973	(13,321,921)	(24,139,677)
Net increase/(decrease) in cash and cash equivalents	6,275,450	(16,001,797)	(2,064,739)
Loss attributable to non-controlling interests	(83,536)	(106,181)	(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests	4,459	(98,299)	205,159
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets	102,450	111,502	1,827,323
Non-current assets	102,250,175	94,603,581	83,964,996
Total assets	102,352,625	94,715,083	85,792,319
Current liabilities		59,373	141,459
Total liabilities		59,373	141,459
Net assets/(liabilities)	102,352,625	94,655,710	85,650,860
Revenue		245	20,697
Expenses	(556,908)	(707,872)	(601,690)
Loss before income tax expense	(556,908)	(707,627)	(580,993)
Income tax expense
Loss After Income Tax Expense for the Year	(556,908)	(707,627)	(580,993)
Other comprehensive income/(loss)	586,637	52,550	1,948,722
Total comprehensive income/(loss)	29,729	(655,077)	1,367,729
Net cash used in operating activities	(2,974)	(38,326)	(238,904)
Net cash used in investing activities	(3,225)	(1,665,045)	(13,239,174)
Net increase/(decrease) in cash and cash equivalents	(6,199)	(1,703,371)	(13,478,078)
Loss attributable to non-controlling interests	(83,536)	(106,181)	(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests	4,459	(98,299)	205,159
Accumulated non-controlling interests at the end of reporting period	$ (514,541)	$ (431,005)	$ (324,861)